Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2012 PS International	Jan. 28, 2012 PS International	Dec. 31, 2013 PS International	Dec. 31, 2012 PS International item	Jan. 02, 2012 PS International	Sep. 28, 2013 Bakery business Democratic Republic of Congo	Dec. 31, 2010 Bakery business Democratic Republic of Congo
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)	75.20%
Principles of Consolidation and Investments in Affiliates
Time lag for reporting financial information of certain foreign subsidiaries and affiliates				1 month	3 months
Property, Plant and Equipment
Useful Lives				3 years	30 years
Goodwill and Other Intangible Assets
Impairment charges	$ 0
Deferred Grants
Deferred Grants	4,831,000	5,231,000
Changes in the asset retirement obligation
Beginning balance	14,315,000	13,109,000
Accretion Expense	1,177,000	1,090,000
Liability for additional lagoons placed in service	86,000	116,000
Ending balance	15,578,000	14,315,000	13,109,000
Cash and Cash Equivalents
Interest (net of amounts capitalized)	11,119,000	11,674,000	6,786,000
Income taxes (net of refunds)	59,899,000	69,760,000	126,730,000
Capitalized interest	221,000	1,125,000	6,723,000
Supplemental Non-Cash Transactions
Non-cash, pay-in-kind interest income and accretion of discount recognized on a note receivable from an affiliate	13,642,000	11,936,000	10,584,000
Percentage of ownership											50.00%
Decrease in investments in and advances to affiliates											26,290,000
Increase in long-term notes receivable from affiliates											26,290,000
Percentage ownership acquired										50.00%		50.00%
Ownership after increase (as a percent)							70.00%		85.00%
Number of transactions for acquiring interest in subsidiaries									2
Payment to increase ownership interest in affiliate	515,000	3,045,000				3,045,000
Cash paid, net of cash acquired		3,186,000					3,186,000	515,000
Increase in working capital										14,209,000
Increase in fixed assets										163,000
Increase in goodwill	43,218,000	43,218,000								2,590,000
Increase in intangible assets								515,000		1,441,000
Increase in other long-term assets										96,000
Increase in non-controlling interest										2,853,000
Decrease in investment in and advances to affiliates										$ 9,415,000
Foreign Currency Transactions and Translation
Number of consolidated subsidiaries using local currency as their functional currency	2
Number of non-controlled, non-consolidated affiliates using local currency as their functional currency	9